UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23109

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

(Exact name of registrant as specified in charter)

590 Madison Avenue, 34th Floor

New York, NY 10022

 (Address of principal executive offices)(Zip code)

Kevin P. Traenkle

Chief Executive Officer and President

NorthStar Real Estate Capital Income Fund

590 Madison Avenue, 34th Floor

New York, NY 10022

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2017 through June 30, 2018 with respect to which NorthStar Real Estate Capital Income Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthStar Real Estate Capital Income Fund

By:	/s/ Kevin P. Traenkle
Name: Kevin P. Traenkle
Title: Chairman, Chief Executive Officer and President

Date: August 17, 2018